Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Government grant and other assistance benefit	$ 24	$ 64	$ 101
Grants receivable	$ 13	$ 6